Schedule of financial liabilities by type (Details) - Liquidity risk [member] - INR (₨) ₨ in Thousands		Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Carrying Amount		₨ 3,578,432	₨ 3,337,124
Contractual Cash Flows	[1]	3,708,240	3,701,184
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		3,336,871	2,668,513
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		286,751	794,687
Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		84,618	237,984
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		7,180	6,931
Contractual Cash Flows	[1]	7,988	7,579
Vehicle Loan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		3,426	4,283
Vehicle Loan [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		4,562	3,296
Vehicle Loan [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		269,659	502,968
Contractual Cash Flows	[1]	398,659	783,070
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		74,457	141,788
Lease liabilities [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		239,584	403,298
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		84,618	237,984
Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		2,437,317	2,250,363
Contractual Cash Flows	[1]	2,437,317	2,250,363
Trade and Other Payables [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		2,394,712	2,215,425
Trade and Other Payables [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		42,605	34,938
Trade and Other Payables [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount		351,399	124,124
Contractual Cash Flows	[1]	351,399	124,124
Invoice Discounting [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		351,399	124,124
Invoice Discounting [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Invoice Discounting [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Carrying Amount			452,738
Contractual Cash Flows	[1]		536,048
Other Current Liabilities [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows		512,877	182,893
Other Current Liabilities [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows			353,155
Other Current Liabilities [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Contractual Cash Flows
Other Current Liabilities [member]
IfrsStatementLineItems [Line Items]
Carrying Amount		512,877
Contractual Cash Flows	[1]	₨ 512,877

[1]	Represents Undiscounted cash flows of interest and principal